Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2016
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Condensed unaudited Balance Sheet
Condensed unaudited Balance Sheet as of December 31, 2016 and 2015

	2016		2015
	RMB	US$	RMB

Cash and cash equivalents	226	33	11
Other current assets	298,188	42,948	278,903
Investments in subsidiaries	-	-	389

Total assets	298,414	42,981	279,303

Current liabilities	67,626	9,740	60,426
Total shareholders’ equity	230,788	33,241	218,877

Total liabilities and shareholders’ equity	298,414	42,981	279,303

Condensed Unaudited Statements of Operations
Condensed unaudited Statements of Operations (For the years ended December 31, 2016, 2015 and 2014)

	2016		2015	2014
	RMB	US$	RMB	RMB

Interest income (expenses)	(15)	(2)	(12)	(11)
General and administrative expenses	(2,662)	(383)	(2,367)	(2,257)
Other income	-	-	-	-
Loss before equity in undistributed earnings of subsidiaries	(2,677)	(385)	(2,379)	(2,268)
Equity in earnings of subsidiaries	(51,806)	(7,462)	(66,689)	(69,076)

Net income	(54,483)	(7,847)	(69,068)	(71,344)

Condensed Unaudited Statement of Cash Flows
Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2016, 2015 and 2014)

	2016		2015	2014
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(54,483)	(7,847)	(69,068)	(71,344)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	51,806	7,462	66,689	69,076
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	142	20	34	-

Net cash provided by operating activities	(2,535)	(365)	(2,345)	(2,268)

Cash flow from financing activities

Payments to related parties	2,750	396	2,249	2,310
Proceeds from related parties	(10)	(1)	(2)	(3)

Effect of exchange	10	1	2	-

Net cash provided by (used in) financing activities	2,750	396	2,249	2,307

Net increase (decrease) in cash	215	31	(95)	39
Cash:
At beginning of year	11	2	106	67
At end of year	226	33	11	106